Income taxes	12 Months Ended
Dec. 31, 2022
Income taxes
Income taxes

19.         Income taxes

The Company is subject to Income Tax (“ISR”), whose tax rate was 30% for 2022, 2021 and 2020, and will continue to be 30% for later years.

a.	Income tax are as follows:

	Year ended December 31,
	2022		2021		2020
Current ISR	Ps.	1,653,920	Ps.	1,217,748	Ps.	480,232
Deferred ISR		(278,400)		(245,569)		(85,731)
Income tax expense	Ps.	1,375,520	Ps.	972,179	Ps.	394,501

b.	As of December 31, 2022, 2021 and 2020, the principal items comprising the balance of the deferred ISR asset (liability) were:

			December 31,
	2022		2021		2020
Liabilities:
Provisions, allowances and labor obligations	Ps.	150,040	Ps.	159,813	Ps.	244,982
Investment in airport concessions, property, leasehold improvements and equipment, net		(216,843)		(225,726)		(426,325)
Tax loss carryforwards (1)		12,366		3,242		15,883
Recoverable tax on assets (2)		—		28,619		28,619
Others		(2,234)		(2,137)		3,013
Total liabilities	Ps.	(56,671)	Ps.	(36,189)	Ps.	(133,828)
Assets:
Provisions, allowances and labor obligations	Ps.	625,408	Ps.	468,314	Ps.	230,532
Investments in airport concessions, property, leasehold improvements and equipment, net		(102,196)		(243,480)		(172,806)
Tax loss carryforwards(1)		208,602		243,191		268,930
Recoverable tax on assets(2)		28,619		—		—
Others		(3,524)		(3,621)		(8,898)
Total assets	Ps.	756,909	Ps.	464,404	Ps.	317,758
Net deferred ISR asset	Ps.	700,238	Ps.	428,215	Ps.	183,930
(1)

As of December 31, 2022, 2021 and 2020, the Company recognized a deferred tax asset of Ps. 220,968, Ps. 246,433 and Ps. 284,813, respectively, corresponding to the tax losses generated by its subsidiaries. All subsidiaries of the Company expect to benefit from losses in future years based on projections of taxable income and various strategies with favorable tax consequences.

(2)

The Company recognized the IMPAC paid during 2002 through 2007. In 2013, the Company recognized the deferred tax asset, which it expects to recover subject to certain conditions established in the Income Tax Law. The updated amount as of December 31, 2022, was Ps. 28,619 (note 20 f).

c.	The changes in deferred tax during the year are follows:

			December 31,
	2022		2021		2020
Beginning balance of deferred tax liability, net	Ps.	428,215	Ps.	183,930	Ps.	94,287
Deferred ISR in profit or loss		278,400		245,569		85,731
Income tax effects recognized in other comprehensive income		(6,377)		(1,284)		3,912
Ending balance of deferred tax asset, net	Ps.	700,238	Ps.	428,215	Ps.	183,930

d.	The reconciliation of the statutory income tax rate and the effective income tax rate as a percentage of net income before income tax is as follows:

		Year ended December 31,
	2022			2021			2020
	Amount		Rate %	Amount		Rate %	Amount		Rate %
Income before income taxes	Ps.	5,292,825		Ps.	3,835,809		Ps.	1,492,380
Current ISR		1,653,920			1,217,748			480,232
Deferred ISR		(278,400)			(245,569)			(85,731)
Income tax expense and effective rate	Ps.	1,375,520	25.99%	Ps.	972,179	25.34%	Ps.	394,501	26.43%
Add effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes.		212,327	4.01%		178,564	4.66%		53,213	3.57%
Statutory rate	Ps.	1,587,847	30.00%	Ps.	1,150,743	30.00%	Ps.	447,714	30.00%

e.

Each airport concession has received approval from the Ministry of Finance and Public Credit (Secretaría de Hacienda y Crédito Público) to carry forward their tax losses up to the earlier of the date of which such tax loss carryforwards are utilized by the airport or the date of expiration or liquidation of the concession. The base years and amounts as of December 31, 2022, are as follows:

	Tax loss
Year of Origin	Carryforwards
2002	Ps.	89,065
2003		180,377
2004		153,475
2005		1,656
2007		47,692
2008		33,095
2011		8,039
2012		32,103
2018		6,215
2019		24,591
2020		26,131
2021		23,496
2022		11,159
	Ps.	637,094

f.

In addition to the tax loss carryforwards of the airport concessionaires aforementioned, the Company has tax losses of other subsidiaries other than its concessionaires in the amount of Ps.84,150 the duration of which is 10 years under the Income Tax Law, and the expiration date of which is between 2023 and 2032.

g.	In 2022, the Company utilized tax loss carryforwards in the amount of Ps.186,922.

h.	The balances of shareholders’ equity tax accounts as of December 31 are:

	December 31,
	2022		2021		2020
Contributed capital account	Ps.	5,349,827	Ps.	5,039,892	Ps.	4,694,822
Net consolidated tax profit account		2,166,970		3,028,125		3,144,619
Total	Ps.	7,516,797	Ps.	8,068,017	Ps.	7,839,441

i.

Dividends paid from profits generated from January 1, 2014, to individuals residing in Mexico and residents abroad may be subject to additional income taxes of up to 10%, which shall be retained by the Company.